JPMorgan Climate Change Solutions ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 98.3%
Canada — 0.9%
West Fraser Timber Co. Ltd.	2,293	212,244

China — 4.8%
Contemporary Amperex Technology Co. Ltd., Class A	9,000	868,426
Tongwei Co. Ltd., Class A	18,000	107,369
Xinyi Solar Holdings Ltd.	90,000	144,384

		1,120,179

Denmark — 1.9%
Orsted A/S(a)	1,057	112,618
Rockwool International A/S, Class B	314	120,265
Vestas Wind Systems A/S	8,229	222,680

		455,563

Finland — 2.1%
Neste OYJ	2,607	117,574
UPM-Kymmene OYJ	10,320	376,128

		493,702

France — 1.9%
Neoen SA*(a)	3,350	119,127
Nexans SA	1,438	129,944
SPIE SA	7,982	185,139

		434,210

Germany — 5.4%
Encavis AG	7,554	119,002
Infineon Technologies AG	14,547	604,104
Volkswagen AG (Preference)	2,585	538,383

		1,261,489

Ireland — 1.9%
Kingspan Group plc	4,563	439,221

Italy — 1.8%
Iveco Group NV*	5,756	61,241
Prysmian SpA	10,794	363,990

		425,231

Japan — 2.9%
Daikin Industries Ltd.	2,300	482,872
Kurita Water Industries Ltd.	2,300	93,526
RENOVA, Inc.*	6,700	95,249

		671,647

Netherlands — 5.2%
Alfen Beheer BV*(a)	1,393	103,879
Arcadis NV	2,901	126,992
Koninklijke DSM NV	3,619	678,419
Signify NV(a)	5,847	309,709

		1,218,999

Norway — 0.6%
Aker Carbon Capture ASA*	20,573	45,930

TOMRA Systems ASA	1,956	97,790

		143,720

South Korea — 3.4%
LG Chem Ltd.*	855	458,332
Samsung SDI Co. Ltd.	675	334,991

		793,323

Spain — 2.7%
EDP Renovaveis SA	10,861	228,314
Iberdrola SA	23,788	272,731
Iberdrola SA*	36	413
Solaria Energia y Medio Ambiente SA*	7,217	126,115

		627,573

Sweden — 4.1%
Boliden AB	9,084	367,834
Electrolux AB, Class B	11,512	239,533
Nibe Industrier AB, Class B	38,021	361,373

		968,740

Switzerland — 2.7%
ABB Ltd. (Registered)	18,415	638,481

United Kingdom — 6.4%
CNH Industrial NV	30,151	456,185
Linde plc	2,428	773,755
SSE plc	12,456	268,004

		1,497,944

United States — 49.6%
AGCO Corp.	3,395	397,894
AO Smith Corp.	3,260	249,129
Aptiv plc*	1,573	214,840
Array Technologies, Inc.*	7,464	78,671
Brookfield Renewable Corp.	3,868	132,363
Carrier Global Corp.	15,536	740,756
ChargePoint Holdings, Inc.*	6,430	89,055
Deere & Co.	2,248	846,147
Eaton Corp. plc	5,149	815,756
Ecolab, Inc.	2,315	438,577
Enphase Energy, Inc.*	1,799	252,706
Evoqua Water Technologies Corp.*	5,665	229,432
First Solar, Inc.*	1,348	105,656
Fluence Energy, Inc.*	8,521	159,343
General Motors Co.*	12,209	643,781
Johnson Controls International plc	11,018	800,678
Lennox International, Inc.	1,620	459,464
NextEra Energy, Inc.	7,621	595,353
Plug Power, Inc.*	1,844	40,328
Schneider Electric SE	5,014	849,349
SolarEdge Technologies, Inc.*	1,642	391,157
Sunrun, Inc.*	4,519	117,178
TE Connectivity Ltd.	3,395	485,519
Tesla, Inc.*	494	462,740
Tetra Tech, Inc.	1,438	200,155
Trane Technologies plc	4,678	809,762

JPMorgan Climate Change Solutions ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Trex Co., Inc.*	1,911	174,799
Weyerhaeuser Co., REIT	5,126	207,244
Xylem, Inc.	5,981	628,125

		11,615,957

TOTAL COMMON STOCKS (Cost $25,960,767)		23,018,223

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c) (Cost $241,516)	241,419	241,516

Total Investments — 99.3% (Cost $26,202,283)		23,259,739
Other Assets Less Liabilities — 0.7%		175,425

Net Assets — 100.0%		23,435,164

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electrical Equipment	20.6%
Building Products	19.9
Machinery	11.7
Chemicals	10.1
Automobiles	7.1
Semiconductors & Semiconductor Equipment	6.4
Electric Utilities	5.4
Electronic Equipment, Instruments & Components	3.5
Independent Power and Renewable Electricity Producers	3.5
Paper & Forest Products	2.5
Commercial Services & Supplies	2.3
Metals & Mining	1.6
Household Durables	1.0
Others (each less than 1.0%)	3.4
Short-Term Investments	1.0

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

JPMorgan Climate Change Solutions ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$212,244	$—	$—	$212,244
China	—	1,120,179	—	1,120,179
Denmark	—	455,563	—	455,563
Finland	—	493,702	—	493,702
France	—	434,210	—	434,210
Germany	—	1,261,489	—	1,261,489
Ireland	—	439,221	—	439,221
Italy	61,241	363,990	—	425,231
Japan	—	671,647	—	671,647
Netherlands	—	1,218,999	—	1,218,999
Norway	—	143,720	—	143,720
South Korea	—	793,323	—	793,323
Spain	—	627,573	—	627,573
Sweden	—	968,740	—	968,740
Switzerland	—	638,481	—	638,481
United Kingdom	1,229,940	268,004	—	1,497,944
United States	10,766,608	849,349	—	11,615,957

Total Common Stocks	12,270,033	10,748,190	—	23,018,223

Short-Term Investments
Investment Companies	241,516	—	—	241,516

Total Investments in Securities	$12,511,549	$10,748,190	$—	$23,259,739

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at December 13, 2021(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c)	$—	$241,516	$—	$—	$—	$241,516	241,419	$14	$—

(a)	Commencement of operations was December 13, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.